Trade and Other Receivables - Gross and Net Amount of Trade Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 149,855	£ 143,336
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	152,919	147,830
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (3,064)	£ (4,494)